Share-based Compensation - LTIP Share Based Compensation Expense (Details) - LTIP - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation
Share-based compensation expense	$ 4,419,000	$ 2,227,000	$ 3,423,000
Share-based compensation reclassified from liability to additional paid-in capital	526,000	1,770,000	451,000
Share-based compensation recorded as liability	3,403,000	1,235,000
Unrecognized compensation cost	10,808,000
Liability
Share-based Compensation
Share-based compensation expense	2,694,000	764,000	2,336,000
Additional Paid-in Capital
Share-based Compensation
Share-based compensation expense	1,725,000	1,463,000	1,087,000
Research and development expenses
Share-based Compensation
Share-based compensation expense	2,640,000	1,000,000	1,894,000
Selling and administrative expenses
Share-based Compensation
Share-based compensation expense	$ 1,779,000	$ 1,227,000	$ 1,529,000